BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION AND GOING CONCERN
BASIS OF PRESENTATION AND GOING CONCERN

2 — BASIS OF PRESENTATION AND GOING CONCERN

2.1Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary.

All inter-company balances and transactions have been eliminated, The Company uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. has used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkey is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

2 — BASIS OF PRESENTATION AND GOING CONCERN (Continued)

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency — US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non- monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2Going concern

The Group has experienced recurring operating losses from operating activities since its inception. To date, these operating losses have been funded primarily by shareholders. The Group had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations.

These consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these consolidated financial statements. The Group had net losses of US$ 14,245,878, accumulated losses of US$ 39,182,591 for the year ended December 31, 2022. The Group has used US$ 5,465,618 cash for its operations during the same period and the Group borrowed US$ 1,000,000 in February 2023 and US$1,000,000 in March 2023 and US$ 2,300,000 in April 2023 from institutional investors as pre-funded convertible notes.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained, and it has been concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements.

2.3Comparative financial information

To determine the financial status and performance trends, the consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods.

2.4Restatement of financial statements

The Group, along with its independent registered public accounting firm, identified errors in the previously issued consolidated financial statements for December 31, 2021 and 2020, related to the presentation of operating lease costs in the Statement of Operations and Comprehensive Loss, and the Statement of Cash Flows and the presentation of interest income and expense in the Statement of Cash Flows.

2 — BASIS OF PRESENTATION AND GOING CONCERN (Continued)

Lease related costs previously presented as a financial expense have now been included in ‘costs of revenues’, and the related lease payments previously presented as a financing cash outflow are now included as an operating cash outflow. Net interest expense previously included within financing cash flows has been reclassified to operating cash flows.

As a result, the Group has restated these consolidated financial statements to correct for these errors. The related footnotes to these consolidated financial statements have also been restated accordingly. These revisions did not impact the overall net loss, stockholders’ equity or overall net increase or decrease in cash and cash equivalents.

Consolidated statement of operations and comprehensive loss;

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Operating expenses:
Cost of revenues	(16,743,246)	(212,309)	(16,955,555)
Total operating expenses	(25,839,839)	(212,309)	(26,052,148)
Loss from operations	(8,840,402)	(212,309)	(9,052,711)
Financial expense	(4,924,711)	212,309	(4,712,402)
Net loss	(14,472,494)	—	(14,472,494)

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Operating expenses:
Cost of revenues	(9,518,360)	(83,698)	(9,602,058)
Total operating expenses	(13,713,907)	(83,698)	(13,797,605)
Loss from operations	(3,950,711)	(83,698)	(4,034,409)
Financial expense	(696,260)	83,698	(612,562)
Net loss	(4,630,168)	—	(4,630,168)

Consolidated statement of cash flows;

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Depreciation and amortization	6,146,879	(673,842)	5,473,037
Non-cash interest expense/income, net	658,439	(395,535)	262,904
A. Net cash used in operating activities	(2,967,624)	(1,069,377)	(4,037,001)
Payments of lease obligations	(886,151)	886,151	—
Payments of term loans	(1,904,807)	363,493	(1,541,314)
Interest received from bank	180,267	(180,267)	—
C. Net cash from financing activities	42,024,309	1,069,377	43,093,686
F. Net increase in cash and cash equivalents	9,713,441	—	9,713,441

2 — BASIS OF PRESENTATION AND GOING CONCERN (Continued)

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Depreciation and amortization	2,936,156	(214,520)	2,721,636
Non-cash interest expense/income, net	265,359	(85,101)	180,258
A. Net cash used in operating activities	(770,369)	(299,621)	(1,069,990)
Payments of lease obligations	(298,218)	298,218	—
Payments of term loans	(18,205)	18,205	—
Interest received from bank	16,802	(16,802)	—
C. Net cash from financing activities	10,125,397	299,621	10,425,018
F. Net (decrease) / increase in cash and cash equivalents	(67,341)	—	(67,341)